Accrued Expenses and Other Current Liabilities (Details) - Jan. 06, 2026	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Interest rate	12.00%
Third Party [Member]
Debt Instrument [Line Items]
Principal amount	$ 600,000	¥ 4,071,060